UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2024
Semiannual Report
to Shareholders
DWS Global Macro Fund

Contents
4	Performance Summary
7	Portfolio Management Team
8	Consolidated Portfolio Summary
10	Consolidated Investment Portfolio
17	Consolidated Statement of Assets and Liabilities
19	Consolidated Statement of Operations
20	Consolidated Statements of Changes in Net Assets
21	Consolidated Financial Highlights
26	Notes to Consolidated Financial Statements
43	Other Information
44	Information About Your Fund’s Expenses
46	Liquidity Risk Management
47	Advisory Agreement Board Considerations and Fee Evaluation
52	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Global Macro Fund

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Global Macro Fund	|	3

Performance SummaryApril 30, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
Unadjusted for Sales Charge	7.06%	3.22%	3.02%	3.74%
Adjusted for the Maximum Sales Charge (max 5.75% load)	0.90%	–2.72%	1.81%	3.12%
ICE BofA 3-Month U.S. Treasury Bill Index †	2.66%	5.36%	2.07%	1.42%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
Unadjusted for Sales Charge		6.09%	3.80%	3.90%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–0.01%	2.58%	3.29%
ICE BofA 3-Month U.S. Treasury Bill Index †		5.24%	2.02%	1.38%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
Unadjusted for Sales Charge	6.73%	2.50%	2.23%	2.96%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.73%	2.50%	2.23%	2.96%
ICE BofA 3-Month U.S. Treasury Bill Index †	2.66%	5.36%	2.07%	1.42%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
Unadjusted for Sales Charge		5.33%	3.02%	3.12%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		5.33%	3.02%	3.12%
ICE BofA 3-Month U.S. Treasury Bill Index †		5.24%	2.02%	1.38%

Class R6	6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 4/30/24
No Sales Charges	7.11%	3.52%	3.32%
ICE BofA 3-Month U.S. Treasury Bill Index †	2.66%	5.36%	2.04%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
No Sales Charges		6.25%	3.80%
ICE BofA 3-Month U.S. Treasury Bill Index †		5.24%	1.99%

4	|	DWS Global Macro Fund

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
No Sales Charges	7.25%	3.51%	3.27%	3.96%
ICE BofA 3-Month U.S. Treasury Bill Index †	2.66%	5.36%	2.07%	1.42%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
No Sales Charges		6.36%	4.05%	4.14%
ICE BofA 3-Month U.S. Treasury Bill Index †		5.24%	2.02%	1.38%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
No Sales Charges	7.23%	3.62%	3.28%	4.01%
ICE BofA 3-Month U.S. Treasury Bill Index †	2.66%	5.36%	2.07%	1.42%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
No Sales Charges		6.35%	4.09%	4.18%
ICE BofA 3-Month U.S. Treasury Bill Index †		5.24%	2.02%	1.38%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2024 are 1.30%, 2.09%, 1.00%, 1.07% and 0.95% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Consolidated Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Prior to May 8, 2017, the Fund had a different management team and operated with a different investment strategy. Performance would have been different if the Fund’s current investment strategy had been in effect. Please see the prospectus for details.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Global Macro Fund	|	5

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on July 1, 2019.
†
ICE BofA 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
4/30/24	$10.18	$9.52	$9.98	$9.94	$9.97
10/31/23	$9.53	$8.92	$9.35	$9.30	$9.33
Distribution Information as of 4/30/24
Income Dividends, Six Months	$.02	$—	$.04	$.03	$.03

6	|	DWS Global Macro Fund

Portfolio Management Team
Henning Potstada, Global Head of Multi Asset & Solutions.
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2006.
—Head of Multi Asset & Solutions: Frankfurt.
—MBA, University of Bayreuth, Germany.
Christoph-Arend Schmidt, CFA, Senior Portfolio Manager and Team Lead Multi Asset and Solutions
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2008.
—Portfolio Manager for Multi Asset: Frankfurt.
—MBA, University of Bayreuth, Germany.
Stefan Flasdick, Portfolio Manager Multi Asset and Solutions
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2004 with 11 years of industry experience. Prior to his current role, he served as a portfolio manager in Deutsche Bank Private Wealth Management. Previously, he served in Futures & Options Sales for Germany & Austria at JP Morgan in London and Frankfurt. He began his career as a Trainee in Treasury and F&O Sales at BfG Bank/Credit Lyonnais.

DWS Global Macro Fund	|	7

Consolidated Portfolio Summary(Unaudited)
Asset Allocation (As a % of Net Assets)	4/30/24	10/31/23
Common Stocks	40%	36%
U.S. Treasury Obligations	35%	34%
Corporate Bonds	6%	7%
Gold Exchange-Traded Funds	6%	5%
Cash and Cash Equivalents	5%	11%
Futures Contracts Fixed Income	4%	9%
Futures Contracts Equity	3%	4%
Fixed Income Exchange-Traded Funds	3%	3%
Equity Exchange-Traded Funds	3%	1%
Sovereign Bonds	2%	2%

Sector Diversification (As a % of Common Stocks and Corporate Bonds)	4/30/24	10/31/23
Health Care	23%	22%
Financials	17%	17%
Communication Services	16%	16%
Information Technology	14%	17%
Consumer Staples	7%	5%
Utilities	6%	7%
Industrials	6%	7%
Consumer Discretionary	5%	4%
Materials	3%	3%
Real Estate	3%	2%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)	4/30/24	10/31/23
United States	67%	67%
France	10%	9%
Germany	8%	10%
Netherlands	4%	4%
Japan	3%	3%
Australia	2%	2%
Switzerland	2%	2%
United Kingdom	1%	—
Other	3%	3%
	100%	100%

8	|	DWS Global Macro Fund

Five Largest Equity Holdings at April 30, 2024 (12.3% of Net Assets)	Country	Percent
1Alphabet, Inc.	United States	3.4%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
2Microsoft Corp.	United States	2.8%
Develops, manufactures, licenses, sells and supports software products
3AXA SA	France	2.7%
Offers insurance products and retail banking products and services
4Allianz SE	Germany	1.9%
Provider of multi-line insurance services
5E.ON SE	Germany	1.5%
Distributor of electricity to commercial and residential customers

Five Largest Fixed-Income Long-Term Securities at April 30, 2024 (15.9% of Net Assets)	Country	Percent
1U.S. Treasury Note	United States	4.0%
2.875%, 6/15/2025
2U.S. Treasury Note	United States	3.0%
4.125%, 6/15/2026
3U.S. Treasury Note	United States	3.0%
3.50%, 9/15/2025
4U.S. Treasury Note	United States	3.0%
3.625%, 5/15/2026
5U.S. Treasury Note	United States	2.9%
2.375%, 5/15/2029
Consolidated portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s consolidated investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 52 for contact information.

DWS Global Macro Fund	|	9

ConsolidatedInvestment Portfolioas of April 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 39.5%
Canada 0.3%
Nutrien Ltd. (Cost $924,225)	13,319	702,844
France 8.3%
AXA SA (a)	151,461	5,226,195
BNP Paribas SA	25,754	1,854,109
Bureau Veritas SA	18,047	527,418
Capgemini SE	9,758	2,046,740
EssilorLuxottica SA	4,521	965,715
LVMH Moet Hennessy Louis Vuitton SE	1,288	1,058,413
Orange SA	135,315	1,507,523
Sanofi SA	16,909	1,675,418
Veolia Environnement SA	45,283	1,407,139
(Cost $13,329,946)		16,268,670
Germany 6.5%
Allianz SE (Registered)	12,887	3,667,323
Bayer AG (Registered)	34,493	1,002,400
Deutsche Telekom AG (Registered)	79,679	1,825,891
E.ON SE	224,139	2,971,099
Infineon Technologies AG	23,907	827,372
Vonovia SE	80,545	2,327,454
(Cost $10,556,359)		12,621,539
Ireland 1.1%
Medtronic PLC (b) (Cost $2,557,461)	25,781	2,068,667
Italy 0.5%
Enel SpA (Cost $1,308,734)	161,128	1,059,218
Japan 2.6%
Daikin Industries Ltd.	7,700	1,053,612
FANUC Corp.	25,900	756,066
Keyence Corp.	2,300	1,014,671
Mitsubishi Electric Corp.	13,300	232,148
Takeda Pharmaceutical Co., Ltd.	39,100	1,029,991
Yaskawa Electric Corp.	22,300	919,445
(Cost $5,452,913)		5,005,933
Korea 0.4%
Samsung Electronics Co., Ltd. (Cost $565,717)	12,877	718,069
The accompanying notes are an integral part of the consolidated financial statements.

10	|	DWS Global Macro Fund

	Shares	Value ($)
Netherlands 2.0%
ING Groep NV	117,121	1,855,968
Koninklijke Ahold Delhaize NV	65,154	1,979,609
(Cost $2,916,944)		3,835,577
Switzerland 1.8%
Novartis AG (Registered)	7,088	685,968
Roche Holding AG (Genusschein)	11,601	2,776,223
(Cost $3,659,773)		3,462,191
United Kingdom 0.7%
Reckitt Benckiser Group PLC (Cost $1,851,448)	26,090	1,455,680
United States 15.3%
Alphabet, Inc. “A” *	40,410	6,577,940
Amazon.com, Inc.*	12,030	2,105,250
CVS Health Corp.	29,003	1,963,793
Intel Corp.	9,658	294,279
Linde PLC	5,203	2,294,315
Mastercard, Inc. “A”	1,035	466,992
Merck & Co., Inc.	22,558	2,914,945
Meta Platforms, Inc. “A”	3,387	1,456,986
Microsoft Corp.	14,179	5,520,310
PayPal Holdings, Inc.*	18,120	1,230,710
Pfizer, Inc.	81,441	2,086,519
TE Connectivity Ltd.	7,732	1,093,923
Union Pacific Corp.	5,148	1,220,900
Visa, Inc. “A”	2,522	677,434
(Cost $21,838,742)		29,904,296
Total Common Stocks (Cost $64,962,262)		77,102,684

	Principal Amount ($) (c)		Value ($)
Bonds 43.1%
Australia 1.8%
Australia Government Bond, Series 159, REG S, 0.25%, 11/21/2024 (Cost $4,184,282)	AUD	5,645,000	3,578,659
Netherlands 0.8%
ING Groep NV, 3.95%, 3/29/2027		650,000	620,930
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	800,000	848,655
(Cost $1,402,280)			1,469,585
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	11

	Principal Amount ($) (c)		Value ($)
Turkey 0.4%
Republic of Turkey:
3.25%, 6/14/2025	EUR	200,000	211,861
7.375%, 2/5/2025		500,000	505,473
(Cost $717,660)			717,334
United States 40.1%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	2,832,676
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	163,598
Coty, Inc.:
REG S, 4.75%, 4/15/2026	EUR	1,151,000	1,222,206
144A, 6.5%, 4/15/2026		1,136,000	1,136,769
DISH DBS Corp., 7.75%, 7/1/2026		40,000	25,103
General Motors Financial Co., Inc., 2.7%, 8/20/2027		1,000,000	911,516
Howmet Aerospace, Inc., 5.125%, 10/1/2024		298,000	296,493
HP, Inc., 3.0%, 6/17/2027		1,100,000	1,023,250
Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	205,274
6.375%, 5/15/2029		960,000	999,707
U.S. Treasury Bonds:
2.375%, 5/15/2027		5,460,000	5,078,653
3.75%, 11/15/2043		5,400,000	4,607,086
4.375%, 5/15/2040		4,800,000	4,575,000
4.5%, 5/15/2038		4,900,000	4,805,637
U.S. Treasury Notes:
0.375%, 7/15/2024 (d)		1,000,000	989,902
0.875%, 9/30/2026		5,000,000	4,540,820
2.375%, 5/15/2029		6,400,000	5,731,250
2.875%, 6/15/2025		8,000,000	7,796,250
3.5%, 9/15/2025		6,000,000	5,866,641
3.5%, 2/15/2033		6,200,000	5,669,852
3.625%, 5/15/2026		6,000,000	5,838,047
3.75%, 4/15/2026		4,000,000	3,904,219
4.125%, 6/15/2026		6,000,000	5,892,891
4.25%, 5/31/2025		2,200,000	2,176,797
VeriSign, Inc., 5.25%, 4/1/2025		300,000	298,759
Verizon Communications, Inc., 2.625%, 8/15/2026		800,000	752,092
Warnermedia Holdings, Inc., 3.755%, 3/15/2027		900,000	848,067
(Cost $80,275,837)			78,188,555
Total Bonds (Cost $86,580,059)			83,954,133

The accompanying notes are an integral part of the consolidated financial statements.

12	|	DWS Global Macro Fund

	Shares	Value ($)
Exchange-Traded Funds 11.8%
iShares Core EUR Corp. Bond UCITS ETF	23,877	2,998,559
iShares EUR Corp. Bond ex-Financials UCITS ETF	3,009	341,822
iShares EUR Corp. Bond Large Cap UCITS ETF	5,684	739,401
iShares EUR High Yield Corp. Bond UCITS ETF	15,760	1,538,352
iShares MSCI Japan ETF	34,695	2,333,933
iShares U.S. Healthcare ETF (a)	51,615	3,036,510
SPDR Gold MiniShares Trust	265,000	12,031,000
Total Exchange-Traded Funds (Cost $20,016,356)		23,019,577
Securities Lending Collateral 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.23% (e) (f) (Cost $7,733,125)	7,733,125	7,733,125
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 5.35% (e) (Cost $7,272,546)	7,272,546	7,272,546

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $186,564,348)	102.1	199,082,065
Other Assets and Liabilities, Net	(2.1)	(4,150,427)
Net Assets	100.0	194,931,638
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	13

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2024 are as follows:
Value ($) at 10/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2024	Value ($) at 4/30/2024
Securities Lending Collateral 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.23% (e) (f)
—	7,733,125 (g)	—	—	—	9,653	—	7,733,125	7,733,125
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 5.35% (e)
17,503,238	23,956,277	34,186,969	—	—	221,603	—	7,272,546	7,272,546
17,503,238	31,689,402	34,186,969	—	—	231,256	—	15,005,671	15,005,671

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at April 30, 2024 amounted to $7,087,755, which is 3.6% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	At April 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
The accompanying notes are an integral part of the consolidated financial statements.

14	|	DWS Global Macro Fund

At April 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/18/2024	11	1,214,669	1,181,812	(32,857)
2 Year U.S. Treasury Note	USD	6/28/2024	8	1,637,769	1,621,250	(16,519)
5 Year U.S. Treasury Note	USD	6/28/2024	52	5,558,439	5,446,594	(111,845)
S&P 500 E-Mini Index	USD	6/21/2024	19	4,886,691	4,813,650	(73,041)
TOPIX Index	JPY	6/13/2024	35	5,968,590	6,096,123	127,533
Total net unrealized depreciation						(106,729)
At April 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
DAX Index	EUR	6/21/2024	10	4,825,988	4,827,748	(1,760)

At April 30, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	39,506,569	USD	42,367,994	5/31/2024	154,532	Citigroup, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,521,923	JPY	232,601,926	5/31/2024	(39,974)	JPMorgan Chase Securities, Inc.
USD	1,071,991	NOK	11,789,747	5/31/2024	(9,816)	Toronto-Dominion Bank
Total unrealized depreciation					(49,790)
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Consolidated Financial Statements.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	15

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$702,844	$—	$—	$702,844
France	—	16,268,670	—	16,268,670
Germany	—	12,621,539	—	12,621,539
Ireland	2,068,667	—	—	2,068,667
Italy	—	1,059,218	—	1,059,218
Japan	—	5,005,933	—	5,005,933
Korea	—	718,069	—	718,069
Netherlands	—	3,835,577	—	3,835,577
Switzerland	—	3,462,191	—	3,462,191
United Kingdom	—	1,455,680	—	1,455,680
United States	29,904,296	—	—	29,904,296
Bonds (a)	—	83,954,133	—	83,954,133
Exchange-Traded Funds	17,401,443	5,618,134	—	23,019,577
Short-Term Investments (a)	15,005,671	—	—	15,005,671
Derivatives (b)
Futures Contracts	127,533	—	—	127,533
Forward Foreign Currency Contracts	—	154,532	—	154,532
Total	$65,210,454	$134,153,676	$—	$199,364,130

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(236,022)	$—	$—	$(236,022)
Forward Foreign Currency Contracts	—	(49,790)	—	(49,790)
Total	$(236,022)	$(49,790)	$—	$(285,812)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the consolidated financial statements.

16	|	DWS Global Macro Fund

Consolidated Statement of Assets and Liabilities
as of April 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $171,558,677) — including $7,087,755 of securities loaned	$184,076,394
Investment in DWS Government & Agency Securities Portfolio (cost $7,733,125)*	7,733,125
Investment in DWS Central Cash Management Government Fund (cost $7,272,546)	7,272,546
Foreign currency, at value (cost $2,510,341)	2,462,595
Receivable for Fund shares sold	109,169
Dividends receivable	422,040
Interest receivable	960,787
Affiliated securities lending income receivable	4,838
Receivable for variation margin on futures contracts	83,548
Unrealized appreciation on forward foreign currency contracts	154,532
Foreign taxes recoverable	348,432
Other assets	47,865
Total assets	203,675,871
Liabilities
Payable upon return of securities loaned	7,733,125
Payable for Fund shares redeemed	68,157
Payable upon return of collateral for forward foreign currency contracts	616,757
Unrealized depreciation on forward foreign currency contracts	49,790
Accrued management fee	96,875
Accrued Directors' fees	2,290
Other accrued expenses and payables	177,239
Total liabilities	8,744,233
Net assets, at value	$194,931,638
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	17

Consolidated Statement of Assets and Liabilities
as of April 30, 2024 (Unaudited) (continued)

Net Assets Consist of
Distributable earnings (loss)	7,018,647
Paid-in capital	187,912,991
Net assets, at value	$194,931,638
Net Asset Value
Class A
Net Asset Value and redemption price per share ($33,618,134 ÷ 3,301,850 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$10.18
Maximum offering price per share (100 ÷ 94.25 of $10.18)	$10.80
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,353,551 ÷ 142,237 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$9.52
Class R6
Net Asset Value, offering and redemption price per share ($23,995 ÷ 2,403 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)**	$9.98
Class S
Net Asset Value, offering and redemption price per share ($81,259,720 ÷ 8,176,032 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$9.94
Institutional Class
Net Asset Value, offering and redemption price per share ($78,676,238 ÷ 7,894,807 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$9.97
**
Net asset value and redemption price per share may not recalculate due to rounding of net assets and/or shares outstanding.
The accompanying notes are an integral part of the consolidated financial statements.

18	|	DWS Global Macro Fund

Consolidated Statement of Operations
for the six months ended April 30, 2024 (Unaudited)

Investment Income
Income:
Interest	$1,783,446
Dividends (net of foreign taxes withheld of $117,080)	1,160,305
Income distributions — DWS Central Cash Management Government Fund	221,603
Affiliated securities lending income	9,653
Total income	3,175,007
Expenses:
Management fee	587,795
Administration fee	95,027
Services to shareholders	150,430
Distribution and service fees	47,756
Custodian fee	7,753
Professional fees	49,130
Reports to shareholders	23,270
Registration fees	40,168
Directors' fees and expenses	5,159
Other	22,264
Total expenses before expense reductions	1,028,752
Expense reductions	(45,744)
Total expenses after expense reductions	983,008
Net investment income	2,191,999
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,638,163)
Futures	785,543
Forward foreign currency contracts	(189,354)
Foreign currency	14,202
(1,027,772)
Change in net unrealized appreciation (depreciation) on:
Investments	11,744,007
Futures	349,086
Forward foreign currency contracts	188,412
Foreign currency	78,264
12,359,769
Net gain (loss)	11,331,997
Net increase (decrease) in net assets resulting from operations	$13,523,996
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	19

Consolidated Statements of Changes in Net Assets
	Six Months Ended April 30, 2024	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$2,191,999	$3,887,440
Net realized gain (loss)	(1,027,772)	(5,231,855)
Change in net unrealized appreciation (depreciation)	12,359,769	11,251,813
Net increase (decrease) in net assets resulting from operations	13,523,996	9,907,398
Distributions to shareholders:
Class A	(77,475)	(1,744,433)
Class C	—	(69,985)
Class R	(132)*	(5,911)
Class R6	(84)	(1,140)
Class S	(292,994)	(4,327,733)
Institutional Class	(268,254)	(3,956,337)
Return of capital distributions to shareholders:
Class A	—	(240,778)
Class C	—	(9,009)
Class R	—	(781)
Class R6	—	(159)
Class S	—	(600,702)
Institutional Class	—	(549,736)
Total distributions	(638,939)	(11,506,704)
Fund share transactions:
Proceeds from shares sold	8,703,218	16,274,684
Reinvestment of distributions	617,818	11,072,650
Payments for shares redeemed	(18,225,524)	(34,551,649)
Net increase (decrease) in net assets from Fund share transactions	(8,904,488)	(7,204,315)
Increase (decrease) in net assets	3,980,569	(8,803,621)
Net assets at beginning of period	190,951,069	199,754,690
Net assets at end of period	$194,931,638	$190,951,069

*	For the period from November 1, 2023 to March 25, 2024 (Class R liquidation date).

The accompanying notes are an integral part of the consolidated financial statements.

20	|	DWS Global Macro Fund

Consolidated Financial Highlights
DWS Global Macro Fund — Class A
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.53	$9.63	$10.76	$9.54	$10.16	$10.15
Income (loss) from investment operations:
Net investment income[a]	.10	.17	.11	.11	.12	.17
Net realized and unrealized gain (loss)	.57	.28	(1.07)	1.20	(.42 )	.44
Total from investment operations	.67	.45	(.96 )	1.31	(.30 )	.61
Less distributions from:
Net investment income	(.02 )	(.38 )	(.17 )	(.09 )	(.32 )	(.42 )
Net realized gains	—	(.11 )	—	—	—	(.18 )
Return of capital	—	(.06 )	—	—	—	—
Total distributions	(.02 )	(.55 )	(.17 )	(.09 )	(.32 )	(.60 )
Net asset value, end of period	$10.18	$9.53	$9.63	$10.76	$9.54	$10.16
Total Return (%)[b,c]	7.06 *	4.67	(8.97)	13.74	(3.03)	6.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	33	35	43	38	10
Ratio of expenses before expense reductions (%)	1.29 **	1.28	1.27	1.28	1.32	2.08
Ratio of expenses after expense reductions (%)	1.22 **	1.14	1.04	.97	1.16	1.30
Ratio of net investment income (%)	2.02 **	1.73	1.04	1.03	1.21	1.76
Portfolio turnover rate (%)	21 *	48	40	43	136	41

Effective July 11, 2023, the Fund invests indirectly in commodities markets through a wholly owned subsidiary and the financial highlights have been consolidated. The financial highlights prior to the year ended October 31, 2023 have not been consolidated.

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	21

DWS Global Macro Fund — Class C
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$8.92	$9.02	$10.07	$8.94	$9.48	$9.48
Income (loss) from investment operations:
Net investment income[a]	.06	.08	.03	.03	.04	.09
Net realized and unrealized gain (loss)	.54	.27	(.99 )	1.11	(.39 )	.41
Total from investment operations	.60	.35	(.96 )	1.14	(.35 )	.50
Less distributions from:
Net investment income	—	(.29 )	(.09 )	(.01 )	(.19 )	(.32 )
Net realized gains	—	(.11 )	—	—	—	(.18 )
Return of capital	—	(.05 )	—	—	—	—
Total distributions	—	(.45 )	(.09 )	(.01 )	(.19 )	(.50 )
Net asset value, end of period	$9.52	$8.92	$9.02	$10.07	$8.94	$9.48
Total Return (%)[b,c]	6.73 *	3.88	(9.57)	12.79	(3.75)	5.85
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	3	7	2
Ratio of expenses before expense reductions (%)	2.09 **	2.07	2.04	2.02	2.03	2.82
Ratio of expenses after expense reductions (%)	1.97 **	1.88	1.78	1.72	1.92	2.05
Ratio of net investment income (%)	1.26 **	.91	.31	.31	.45	1.02
Portfolio turnover rate (%)	21 *	48	40	43	136	41

Effective July 11, 2023, the Fund invests indirectly in commodities markets through a wholly owned subsidiary and the financial highlights have been consolidated. The financial highlights prior to the year ended October 31, 2023 have not been consolidated.

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

22	|	DWS Global Macro Fund

DWS Global Macro Fund — Class R6
	Six Months Ended 4/30/24	Years Ended October 31,				Period Ended
	(Unaudited)	2023	2022	2021	2020	10/31/19[a]
Selected Per Share Data
Net asset value, beginning of period	$9.35	$9.44	$10.54	$9.36	$9.98	$9.70
Income (loss) from investment operations:
Net investment income[b]	.11	.19	.14	.13	.14	.05
Net realized and unrealized gain (loss)	.56	.29	(1.05)	1.16	(.40 )	.23
Total from investment operations	.67	.48	(.91 )	1.29	(.26 )	.28
Less distributions from:
Net investment income	(.04 )	(.39 )	(.19 )	(.11 )	(.36 )	—
Net realized gains	—	(.11 )	—	—	—	—
Return of capital	—	(.07 )	—	—	—	—
Total distributions	(.04 )	(.57 )	(.19 )	(.11 )	—	—
Net asset value, end of period	$9.98	$9.35	$9.44	$10.54	$9.36	$9.98
Total Return (%)[c]	7.11 *	5.06	(8.67)	13.84	(2.70)	2.89 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	24	22	21	50	44	10
Ratio of expenses before expense reductions (%)	.98 **	.98	.96	.94	.99	1.82 **
Ratio of expenses after expense reductions (%)	.92 **	.88	.78	.72	.91	.98 **
Ratio of net investment income (%)	2.32 **	1.99	1.38	1.29	1.46	1.55 **
Portfolio turnover rate (%)	21 *	48	40	43	136	41 [d]

Effective July 11, 2023, the Fund invests indirectly in commodities markets through a wholly owned subsidiary and the financial highlights have been consolidated. The financial highlights prior to the year ended October 31, 2023 have not been consolidated.

[a]	For the period from July 1, 2019 (commencement of operations) to October 31, 2019.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended October 31, 2019.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	23

DWS Global Macro Fund — Class S
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.30	$9.40	$10.49	$9.32	$9.95	$9.93
Income (loss) from investment operations:
Net investment income[a]	.11	.19	.13	.12	.14	.20
Net realized and unrealized gain (loss)	.56	.27	(1.04)	1.16	(.40 )	.43
Total from investment operations	.67	.46	(.91 )	1.28	(.26 )	.63
Less distributions from:
Net investment income	(.03 )	(.39 )	(.18 )	(.11 )	(.37 )	(.43 )
Net realized gains	—	(.11 )	—	—	—	(.18 )
Return of capital	—	(.06 )	—	—	—	—
Total distributions	(.03 )	(.56 )	(.18 )	(.11 )	(.37 )	(.61 )
Net asset value, end of period	$9.94	$9.30	$9.40	$10.49	$9.32	$9.95
Total Return (%)[b]	7.25 *	4.91	(8.70)	13.75	(2.72)	7.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	81	84	102	96	5
Ratio of expenses before expense reductions (%)	1.05 **	1.05	1.04	1.04	1.07	1.86
Ratio of expenses after expense reductions (%)	.97 **	.89	.81	.82	.92	.94
Ratio of net investment income (%)	2.26 **	1.98	1.27	1.18	1.43	2.12
Portfolio turnover rate (%)	21 *	48	40	43	136	41

Effective July 11, 2023, the Fund invests indirectly in commodities markets through a wholly owned subsidiary and the financial highlights have been consolidated. The financial highlights prior to the year ended October 31, 2023 have not been consolidated.

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

24	|	DWS Global Macro Fund

DWS Global Macro Fund — Institutional Class
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$9.33	$9.42	$10.53	$9.34	$9.97	$9.96
Income (loss) from investment operations:
Net investment income[a]	.11	.19	.13	.14	.14	.20
Net realized and unrealized gain (loss)	.56	.29	(1.05)	1.16	(.40 )	.43
Total from investment operations	.67	.48	(.92 )	1.30	(.26 )	.63
Less distributions from:
Net investment income	(.03 )	(.39 )	(.19 )	(.11 )	(.37 )	(.44 )
Net realized gains	—	(.11 )	—	—	—	(.18 )
Return of capital	—	(.07 )	—	—	—	—
Total distributions	(.03 )	(.57 )	(.19 )	(.11 )	(.37 )	(.62 )
Net asset value, end of period	$9.97	$9.33	$9.42	$10.53	$9.34	$9.97
Total Return (%)	7.23 *	5.05 [b]	(8.78)[b]	13.97 [b]	(2.76)[b]	6.98 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	79	75	79	84	39	16
Ratio of expenses before expense reductions (%)	.93 **	.93	.91	.92	1.00	1.67
Ratio of expenses after expense reductions (%)	.93 **	.89	.79	.72	.91	.97
Ratio of net investment income (%)	2.32 **	1.99	1.33	1.32	1.46	2.10
Portfolio turnover rate (%)	21 *	48	40	43	136	41

Effective July 11, 2023, the Fund invests indirectly in commodities markets through a wholly owned subsidiary and the financial highlights have been consolidated. The financial highlights prior to the year ended October 31, 2023 have not been consolidated.

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	25

Notes to Consolidated Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Global Macro Fund (the “Fund” ) is a diversified series of Deutsche DWS International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Upon the recommendation of the Advisor, the Fund’s Board of Directors authorized the termination and liquidation of Class R Shares, effective on March 25, 2024. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

26	|	DWS Global Macro Fund

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.
Principles of Consolidation. Effective July 11, 2023 the Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Global Macro Fund LLC, organized under the laws of the Cayman Islands (the “Subsidiary” ). The Fund and the Subsidiary each operate in compliance with the requirements of Rule 4.5 of the Commodity Futures Trading Commission. As a result, both the Fund and the Subsidiary are not deemed to be a commodity pool under the Commodity Exchange Act (“CEA” ), as amended, and are limited in their ability to use certain financial instruments regulated under the CEA. Among other investments, the Subsidiary may invest in gold exchange-traded funds that do not operate as commodity pools and fixed income instruments. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of April 30, 2024, the Fund’s investment in the Subsidiary was $1,100,288, representing 0.5% of the Fund’s total assets.
The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange

DWS Global Macro Fund	|	27

(U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities and ETFs, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity,

28	|	DWS Global Macro Fund

coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of April 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at

DWS Global Macro Fund	|	29

any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2024, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of April 30, 2024

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$5,775,000	$—	$—	$—	$5,775,000
Exchange-Traded Funds	1,958,125	—	—	—	1,958,125
Total Borrowings	$7,733,125	$—	$—	$—	$7,733,125
Gross amount of recognized liabilities for securities lending transactions:					$7,733,125
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities

30	|	DWS Global Macro Fund

on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
Income from certain commodity-linked exchange-traded funds does not constitute “qualifying income” to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.
At October 31, 2023, the Fund had net tax basis capital loss carryforwards of $4,022,423 of long-term losses, which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2024, the aggregate cost of investments for federal income tax purposes was $188,745,059. The net unrealized appreciation for all investments based on tax cost was $10,337,006. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $20,647,853 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $10,310,847.
The Fund has reviewed the tax positions for the open tax years as of October 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s consolidated financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, premium amortization on debt securities, the realized tax character on distributions

DWS Global Macro Fund	|	31

from certain securities and investment in the subsidiary. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2024, the Fund entered into futures as a substitute for direct investment in a particular asset class, for duration management, and for hedging purposes.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures

32	|	DWS Global Macro Fund

contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
A summary of the open futures contracts as of April 30, 2024, is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended April 30, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $16,759,000 to $26,977,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $3,538,000 to $4,828,000.
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2024, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of April 30, 2024, is included in the table following the Fund’s Consolidated Investment Portfolio. For the six months ended April 30, 2024, the investment in

DWS Global Macro Fund	|	33

forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $42,368,000 to $43,600,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $2,594,000 to $16,033,000.
The following tables summarize the value of the Fund’s derivative instruments held as of April 30, 2024 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$127,533	$127,533
Foreign Exchange Contracts (b)	154,532	—	154,532
	$154,532	$127,533	$282,065
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(74,801)	$(74,801)
Interest Rate Contracts (a)	—	(161,221)	(161,221)
Foreign Exchange Contracts (b)	(49,790)	—	(49,790)
	$(49,790)	$(236,022)	$(285,812)
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2024 and the related location in the accompanying

34	|	DWS Global Macro Fund

Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$694,843	$694,843
Interest Rate Contracts (a)	—	90,700	90,700
Foreign Exchange Contracts (a)	(189,354)	—	(189,354)
	$(189,354)	$785,543	$596,189
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$244,621	$244,621
Interest Rate Contracts (a)	—	104,465	104,465
Foreign Exchange Contracts (a)	188,412	—	188,412
	$188,412	$349,086	$537,498
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
As of April 30, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Consolidated

DWS Global Macro Fund	|	35

Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Citigroup, Inc.	$154,532	$—	$—	$(154,532)	$—

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Chase Securities, Inc.	$39,974	$—	$—	$—	$39,974
Toronto-Dominion Bank	9,816	—	—	—	9,816
	$49,790	$—	$—	$—	$49,790

(a)	The actual collateral received and/or pledged may be more than the amounts shown.
C.
Purchases and Sales of Securities
During the six months ended April 30, 2024, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$20,321,000	$18,868,536
U.S. Treasury Obligations	$21,961,514	$19,528,179
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

36	|	DWS Global Macro Fund

DWS International GmbH, a direct, wholly owned subsidiary of DWS Group, serves as subadvisor to the Fund. Pursuant to a subadvisory agreement between DIMA and DWS International GmbH, DIMA, not the Fund, compensates DWS International GmbH for the services it provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $2.5 billion of the Fund’s average daily net assets	.600%
Next $2.5 billion of such net assets	.595%
Next $2.5 billion of such net assets	.565%
Next $2.5 billion of such net assets	.555%
Next $2.5 billion of such net assets	.545%
Over $12.5 billion of such net assets	.535%
Accordingly, for the six months ended April 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.60% of the Fund’s average daily net assets.
For the period from November 1, 2023 through February 29, 2024 (through September 30, 2024 for Institutional Class shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.18%
Class C	1.93%
Class R	1.43%
Class R6	.93%
Class S	.93%
Institutional Class	1.04%
Effective March 1, 2024 through February 28, 2025 (through March 25, 2024 (Class R liquidation date) for Class R shares and through September 30, 2024 for Class A shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses,

DWS Global Macro Fund	|	37

taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	1.29%
Class C	2.04%
Class R	1.54%
Class R6	.95%
Class S	1.04%
In addition, effective March 1, 2024 through April 30, 2024, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Class R6 shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.90%.
For the six months ended April 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), fees waived and/or expenses reimbursed for certain classes are as follows:
Class A	$11,698
Class C	832
Class R	151
Class R6	7
Class S	33,056
$45,744
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2024, the Administration Fee was $95,027, of which $15,666 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30,

38	|	DWS Global Macro Fund

2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2024
Class A	$11,284	$3,921
Class C	514	202
Class R	71	14
Class R6	15	5
Class S	49,601	16,944
Institutional Class	511	195
	$61,996	$21,281
In addition, for the six months ended April 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$19,142
Class C	1,033
Class R	120
Class S	25,952
Institutional Class	21,942
$68,189
Distribution and Service Fees.  Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended April 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2024
Class C	$5,146	$838
Class R	120	—
	$5,266	$838

DWS Global Macro Fund	|	39

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2024	Annualized Rate
Class A	$40,662	$14,897.24%
Class C	1,708	601.25%
Class R	120	120.25%
	$42,490	$15,618
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2024 aggregated $182.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2024, the CDSC for Class C shares aggregated $650. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2024, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders”  aggregated $943, of which $452 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its

40	|	DWS Global Macro Fund

proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2024.
F.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of April 30, 2024, DWS Alternative Asset Allocation VIP held 18% of the total shares outstanding of the Fund.
G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	25,389	$257,931	120,313	$1,189,813
Class C	19,073	180,317	24,765	228,617
Class R	1,368 *	13,317 *	2,097	19,977
Class S	34,454	338,683	75,680	733,145
Institutional Class	797,726	7,912,970	1,456,779	14,103,132
		$8,703,218		$16,274,684

DWS Global Macro Fund	|	41

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	6,905	$70,112	184,771	$1,787,475
Class C	—	—	8,737	78,994
Class R	14 *	132 *	719	6,692
Class R6	8	84	137	1,299
Class S	28,139	279,386	497,294	4,696,445
Institutional Class	26,937	268,104	475,566	4,501,745
		$617,818		$11,072,650
Shares redeemed
Class A	(235,387)	$(2,371,206)	(475,200)	$(4,684,684)
Class C	(22,734)	(214,524)	(101,449)	(936,736)
Class R	(13,276)*	(131,927)*	(5,435)	(51,311)
Class S	(596,678)	(5,892,279)	(771,194)	(7,427,446)
Institutional Class	(978,502)	(9,615,588)	(2,223,175)	(21,451,472)
		$(18,225,524)		$(34,551,649)
Net increase (decrease)
Class A	(203,093)	$(2,043,163)	(170,116)	$(1,707,396)
Class C	(3,661)	(34,207)	(67,947)	(629,125)
Class R	(11,894)*	(118,478)*	(2,619)	(24,642)
Class R6	8	84	137	1,299
Class S	(534,085)	(5,274,210)	(198,220)	(1,997,856)
Institutional Class	(153,839)	(1,434,514)	(290,830)	(2,846,595)
		$(8,904,488)		$(7,204,315)

*	For the period from November 1, 2023 to March 25, 2024 (Class R liquidation date).

42	|	DWS Global Macro Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS Global Macro Fund	|	43

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class A, Class C, Class R6 and Class S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

44	|	DWS Global Macro Fund

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,070.60	$1,067.30	$1,071.10	$1,072.50	$1,072.30
Expenses Paid per $1,000*	$6.28	$10.13	$4.74	$5.00	$4.79
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,018.80	$1,015.07	$1,020.29	$1,020.04	$1,020.24
Expenses Paid per $1,000*	$6.12	$9.87	$4.62	$4.87	$4.67

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Global Macro Fund	1.22%	1.97%	.92%	.97%	.93%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Global Macro Fund	|	45

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

46	|	DWS Global Macro Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS Global Macro Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and DWS International GmbH (“DWS International” ), an affiliate of DIMA, in September 2023.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and DWS International are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a

DWS Global Macro Fund	|	47

wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and DWS International’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and DWS International provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including DWS International. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 1st quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2022.

48	|	DWS Global Macro Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). With respect to the sub-advisory fee paid to DWS International, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages DWS Europe Funds comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DWS International.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received

DWS Global Macro Fund	|	49

information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.

50	|	DWS Global Macro Fund

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Global Macro Fund	|	51

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

52	|	DWS Global Macro Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DBISX	DBICX	DBIVX	MGINX
CUSIP Number	25156G 871	25156G 806	25156G 608	25156G 509
Fund Number	499	799	2399	559

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DBIWX
CUSIP Number	25156G 418
Fund Number	1699

DWS Global Macro Fund	|	53

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DGMF-3
(R-027566-13 6/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Macro Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/28/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/28/2024